Stockholders’ Equity/(Deficit) - Schedule of Valuation Assumptions (Details)			6 Months Ended	12 Months Ended
	Oct. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Equity/(Deficit) - Schedule of Valuation Assumptions (Details) [Line Items]
Weighted Average Expected Volatility	70.00%		70.00%	70.00%
Expected Dividends
Weighted Average Expected Term (in years)	5 years	5 years	5 years	5 years
Risk-Free Interest Rate	4.22%	4.08%		4.22%
Minimum [Member]
Stockholders’ Equity/(Deficit) - Schedule of Valuation Assumptions (Details) [Line Items]
Weighted Average Expected Volatility				70.00%
Weighted Average Expected Term (in years)				5 years
Risk-Free Interest Rate			3.88%	4.22%
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95.00%			75.00%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025%			2.25%
Maximum [Member]
Stockholders’ Equity/(Deficit) - Schedule of Valuation Assumptions (Details) [Line Items]
Weighted Average Expected Volatility				70.00%
Weighted Average Expected Term (in years)				5 years
Risk-Free Interest Rate			4.66%	4.22%
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	75.00%			95.00%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	2.25%			0.025%